2018 REGISTERED DIRECT OFFERING (Tables)	12 Months Ended
Sep. 30, 2021
2018 REGISTERED DIRECT OFFERING
Schedule of fair value measurements

Fair Value Measurements Using Significant Unobservable Inputs – September 30, 2021
(Level 3)	Series F	Series G	Series H
Beginning balance at September 30, 2020	$1,000,000	$748,275	$568,144

Issuances	—	—	—

Adjustments to estimated fair value	—	—	(108,944)

Ending balance at September 30, 2021	$1,000,000	$748,275	$459,200

Fair Value Measurements Using Significant Unobservable Inputs - September 30, 2020
(Level 3)	Series F	Series G	Series H
Beginning balance at September 30, 2019	$1,000,000	$748,275	$1,247,415

Issuances	—	—	—

Adjustments to estimated fair value	—	—	(679,271)

Ending balance at September 30, 2020	$1,000,000	$748,275	$568,144

Schedule of assumptions used to value derivative liabilities

The derivative liabilities were valued as of September 30, 2021 using the Black Scholes Model with the following assumptions:

	Series F	Series G	Series H
Closing price per share of common stock	$0.12	$0.12	$0.12
Exercise price per share	$0.75	$0.70	$0.40
Expected volatility	90.28%	87.40%	86.59%
Risk-free interest rate	0.04%	0.19%	0.41%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	0.34	1.70	2.58

The derivative liabilities were valued as of September 30, 2020 using the Black Scholes Model with the following assumptions:

	Series F	Series G	Series H
Closing price per share of common stock	$0.17	$0.17	$0.17
Exercise price per share	$0.75	$0.70	$0.40
Expected volatility	84.17%	83.31%	82.24%
Risk-free interest rate	0.13%	0.15%	0.22%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	1.35	2.71	3.60